Interest-bearing Deposits	12 Months Ended
Dec. 31, 2012
Banking and Thrift [Abstract]
Interest-bearing Deposits
Note 6:	Interest-bearing Deposits

Interest-bearing deposits in denominations of $100,000 or more were $27.5 million at December 31, 2012 and $39.5 million at December 31, 2011.

At December 31, 2012, the scheduled maturities of time deposits are as follows:

Due during the year ending December 31,	(In thousands)
2013	$50,809
2014	20,186
2015	9,487
2016	7,687
2017	4,641
Thereafter	7,015

$99,825